Net income (loss) per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
Summary of Pertinent Data Relating to the Computation of Basic and Diluted Net (Loss) Income Per Share
The following table sets forth pertinent data relating to the computation of basic and diluted net income (loss) per share attributable to common shareholders.

	Years ended December 31,
	2018	2017	2016
	$	$	$
Net income (loss)	4,187	(16,796)	(24,959)
Basic weighted average number of shares outstanding	16,440,760	14,958,704	10,348,879
Diluted weighted average number of shares outstanding	17,034,812	14,958,704	10,348,879
Items excluded from the calculation of diluted net income (loss) per share because the exercise price was greater than the average market price of the common shares or due to their anti-dilutive effect

Stock options	889,685	713,918	968,397
Share purchase warrants	3,391,844	3,417,840	3,779,245